LOAN PAYABLE, RELATED PARTIES	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Notes
LOAN PAYABLE, RELATED PARTIES

LOAN PAYABLE, RELATED PARTIES

Christopher Maggiore

During the nine months ended September 30, 2020, Mr. Christopher Maggiore, a director and a significant shareholder of the Company, advanced $20,000 to the Company. On September 15, 2020, he applied $20,000 of the loan balance to fund the purchase of 200,000 shares of a warrant for 250,000 shares of common stock at an exercise price of $.10 per share. The remaining 50,000 warrants were cashlessly exercised into 3,704 shares. The Company has agreed to pay interest of 11% per annum on these loans and as of September 30, 2020 owes accrued interest of $542.

During the nine months ended September 30, 2020 and September 30, 2019, the Company recorded interest expense on loans payable to Mr. Maggiore of $1,254 and $24,061, respectively.

HEP Investments, LLC

During the nine months ended September 30, 2020, HEP Investments, LLC advanced the Company $139,000, of which $30,000 has been repaid during this period. As of September 30, 2020, HEP Investments, LLC is owed $109,000.

LOAN PAYABLE, RELATED PARTIES

Christopher Maggiore

On January 1, 2018 the Company owed Mr. Christopher Maggiore, a director and significant shareholder $176,405 as a result of cash advances for continuing operations. During the year ended December 31, 2018, Mr. Maggiore advanced an additional $500,000 to the Company, which he then converted to 5,000,000 units of the Company at $.10 per unit. Each unit consisted of share of common stock and warrants to purchase 20% of one share of common stock at an exercise price of $.10 per share (1,000,000 warrants). As of December 31, 2018, the Company owed Mr. Maggiore $176,405 in principal and accrued interest of $111,369.

During the year ended December 31, 2019, Mr. Maggiore converted the principal balance of $176,405 and accrued interest of $135,431 at $.10 per share into 3,118,359 units of the Company at $.10 per unit. Each unit consisted of one share of common stock and five-year warrants to purchase 20% of one share of common stock (623,672 warrants) at $.10 per share. As of December 31, 2019, there were no outstanding loans payable to Maggiore.

During the December 31, 2019 and 2018, interest expense on this indebtedness was $40,364 and $45,172, respectively.

HEP Investments, LLC

In addition to amounts owed to HEP Investments pursuant to Convertible Debt (see Note 7), as of January 1, 2018, the Company owed HEP Investments $217,614. During the year ended December 31, 2018, HEP Investments loaned the Company an additional $1,751,187. Pursuant to the terms of the agreement with HEP Investments, $1,968,801 of these loans were used to purchase 11% Convertible Secured Promissory Notes, leaving a remaining loan balance of $-0- as of December 31, 2019 and December 31, 2018.